Fixed assets - Depreciation and amortization - Acquisitions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Depreciation and amortisation expense [abstract]
Increase (decrease) in depreciation and amortization	€ 118	€ 263
Jazztel Plc [member]
Depreciation and amortisation expense [abstract]
Increase (decrease) in depreciation and amortization		124
Medi Telecom [member]
Depreciation and amortisation expense [abstract]
Increase (decrease) in depreciation and amortization		€ 65